Arrangement with Note Holders (Details)	1 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended				0 Months Ended
	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member]	Aug. 31, 2012 Convertible Subordinated Notes Seriesa [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Seriesa [Member] ILS	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] August 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] October 2012 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] March 2013 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] July 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Seriesa [Member] July 2013 Payment [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Seriesa [Member] August 2012 through July 2014 Payment [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] August 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] October 2012 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] March 2013 Payment [Member] USD ($)	Jun. 30, 2012 Convertible Subordinated Notes Series B [Member] July 2013 Payment [Member] USD ($)	Aug. 20, 2012 Convertible Subordinated Notes Series And B [Member] USD ($)	Feb. 16, 2012 Convertible Subordinated Notes Series And B [Member] USD ($)
Arrangement With Note Holders [Line Items]
Potential deferral period of early redemption rights					29 months
Repayments of debt	$ 8,100,000	31,780,023				$ 7,600,000	29,662,842	$ 9,100,000	$ 9,100,000	$ 2,300,000	$ 2,300,000	$ 1,300,000	$ 1,300,000	$ 11,000,000	$ 11,000,000	$ 1,200,000	$ 539,000	2,117,181	$ 540,000	$ 360,000	$ 144,000	$ 192,000	$ 9,700,000
Restricted cash and short term marketable securities			$ 9,333,000																					$ 9,700,000